Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000234047 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[1],[2]
C000234047 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000234047 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000234047 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.30%	[1]
C000234048 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[3],[4]
C000234048 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[3]
C000234048 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000234048 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.80%	[3]
C000234049 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000234049 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[5]
C000234050 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000234050 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[6]
C000234050 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%	[6]
C000234051 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000234051 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%	[7]
C000234051 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
C000234051 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
C000253864 [Member] | BlackRock Cash Funds Treasury SL Agency Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253864 [Member] | U S Treasury Bills 4 26 01 22 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253864 [Member] | U S Treasury Bills 4 29 11 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253864 [Member] | U S Treasury Bills 4 10 12 23 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253864 [Member] | U S Treasury Bills 3 78 04 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253864 [Member] | U S Treasury Bills 3 92 01 08 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253864 [Member] | U S Treasury Bills 3 88 02 10 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253864 [Member] | U S Treasury Bills 3 82 09 03 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253864 [Member] | U S Treasury Bills 4 12 02 05 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253864 [Member] | U S Treasury Bills 4 21 11 04 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253864 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000253864 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253864 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000253864 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253864 [Member] | Futures contracts net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253864 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excludes short-term securities.
[2]	Rounds to less than 0.1%.
[3]	Excludes short-term securities.
[4]	Rounds to less than 0.1%.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.